FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The following table presents the fair value measurement hierarchy for the Group's assets and liabilities.
Quantitative disclosures of the fair value measurement hierarchy of the Group's assets and liabilities as of December 31, 2022 and 2021:

	Valuation Date	Fair value hierarchy
2022		Level 1	Level 2	Level 3	Total
	(In thousands of US$)
Assets & Liabilities measured at fair value:
Derivative financial assets (Note 17):	Dec 31, 2022	(903)	-	(471)	(1,374)
Derivative financial liabilities (Note 30):	Dec 31, 2022	—	—	1,216	1,216
Warrants (Note 21):	Dec 31, 2022	1,481	—	—	1,481

Liabilities whose fair value is disclosed (Note 26):
Financial Instruments designated at fair value through P&L (CLN 2022)	Dec 31, 2022	—	—	47,096	47,096
Interest-bearing loans	Dec 31, 2022	—	—	—	—

	Valuation Date	Fair value hierarchy
2021		Level 1	Level 2	Level 3	Total
	(In thousands of US$)
Assets & Liabilities measured at fair value:
Derivative financial liabilities (Note 26):	Dec 31, 2021	—	—	76,906	76,906
Warrants (Note 21):	Dec 31, 2021	—	—	21,975	21,975

Liabilities whose fair value is disclosed (Note 26):
Interest-bearing loans (CLN 2020)	Dec 31, 2021	—	—	97,316	97,316
Interest-bearing loans (Term loan)	Dec 31, 2021	—	—	34,276	34,276
There were no transfers from level 1 to level 2 during the period and no transfers out of Level 3.
Derivative financial liabilities are the derivative components which are embedded in the CLN 2020 and CLN 2022, as presented in Notes 20 and 21. The fair value of the derivative financial liabilities and the warrants is the amount at which the instruments could be exchanged in a current transaction between willing parties other than in a forced transaction (a forced liquidation or distress sale).
The following methods and assumptions were used to estimate the fair values of both the derivative financial liabilities and the warrants:
-Fair value of Selina's market capitalization has been estimated using a Discounted Cash Flow (DCF) model. The valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate, credit risk and volatility. The probabilities of the various estimates within the range can be reasonably assessed and are used in management's estimate of fair value for these investments in unquoted shares.
-Fair value of the convertible loans, including the embedded derivatives was based on a combination of probability analysis and Monte Carlo simulation, based on Management's estimations. This method included evaluation of many possible value outcomes asset.
Description of significant unobservable inputs to valuation:

	Valuation technique	Significant unobservable inputs	Input in valuation	Sensitivity of the input to fair value
Financial Instruments designated at fair value through P&L (CLN 2022)	DCF and Monte Carlo	Weighted average cost of capital (WACC)	50%	5% increase (decrease) in the discount rate would result (decrease) increase in fair value by $(4,170) thousands, $4,461 thousand, respectively